LEASES - Operating lease obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021		$ 41,969
2022		36,365
2023		34,717
2024		25,942
2025		11,096
Thereafter		13,293
Total Minimum Lease Payments		163,382
Less: Amount Representing Interest		(20,961)
Present Value of Minimum Lease Payments		142,421
Plus: Tennant Improvements		4,778
Less: Short-term Obligations	$ (20,672)	(34,492)	$ (30,611)
Operating lease liabilities, long-term	$ 77,840	112,707	$ 141,879
Aircraft
Operating Leases
2021		38,076
2022		32,842
2023		32,592
2024		24,476
2025		9,630
Thereafter		8,222
Total Minimum Lease Payments		145,838
Less: Amount Representing Interest		(18,034)
Present Value of Minimum Lease Payments		127,804
Less: Short-term Obligations		(30,880)
Operating lease liabilities, long-term		96,924
Real Estate
Operating Leases
2021		2,218
2022		1,962
2023		1,466
2024		1,466
2025		1,466
Thereafter		5,071
Total Minimum Lease Payments		13,649
Less: Amount Representing Interest		(2,662)
Present Value of Minimum Lease Payments		10,987
Plus: Tennant Improvements		4,778
Less: Short-term Obligations		(2,105)
Operating lease liabilities, long-term		13,660
Other
Operating Leases
2021		1,675
2022		1,561
2023		659
Total Minimum Lease Payments		3,895
Less: Amount Representing Interest		(265)
Present Value of Minimum Lease Payments		3,630
Less: Short-term Obligations		(1,507)
Operating lease liabilities, long-term		$ 2,123